Revenue - Schedule of Revenue Arising from Contracts with Customers (Detail) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 55,473,725	$ 16,898,178
License Fees
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	30,918	8,458
Platform Service Fees | Trade Discovery Sub-Module
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	22,369,694	14,432,428
Platform Service Fees | Trade Finance Sub-Module
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 33,073,113	$ 2,457,292